PENSION AND OTHER POSTRETIREMENT BENEFITS - Balance Sheet Information (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 29, 2018	Jun. 30, 2017
Change in benefit obligation
Benefit obligation at beginning of fiscal year	$ 6,405	$ 6,782
Service cost	40	59
Interest cost	202	192
Actuarial gain	(191)	(192)
Prior service cost	2	0
Benefits paid	(420)	(398)
Expenses paid	(35)	(34)
Curtailments	0	(1)
Foreign exchange	4	(3)
Benefit obligation at end of fiscal year	6,007	6,405
Change in plan assets
Plan assets at beginning of fiscal year	5,133	4,489
Actual return on plan assets	321	492
Employer contributions	302	587
Benefits paid	(420)	(398)
Expenses paid	(35)	(34)
Foreign exchange	4	(3)
Plan assets at end of fiscal year	5,305	5,133
Funded status at end of fiscal year	(702)	(1,272)
Defined Benefit Plan, Plan with Accumulated Benefit Obligation in Excess of Plan Assets [Abstract]
Projected benefit obligation	5,694	6,061
Accumulated benefit obligation	5,694	6,061
Fair value of plan assets	5,004	4,833
Pension
Change in benefit obligation
Benefit obligation at beginning of fiscal year	6,140	6,471
Service cost	39	58
Interest cost	195	184
Actuarial gain	(169)	(160)
Prior service cost	2	0
Benefits paid	(402)	(376)
Expenses paid	(35)	(34)
Curtailments	0	0
Foreign exchange	4	(3)
Benefit obligation at end of fiscal year	5,774	6,140
Change in plan assets
Plan assets at beginning of fiscal year	4,921	4,273
Actual return on plan assets	307	470
Employer contributions	303	591
Benefits paid	(402)	(376)
Expenses paid	(35)	(34)
Foreign exchange	4	(3)
Plan assets at end of fiscal year	5,098	4,921
Funded status at end of fiscal year	(676)	(1,219)
Other Benefits
Change in benefit obligation
Benefit obligation at beginning of fiscal year	265	311
Service cost	1	1
Interest cost	7	8
Actuarial gain	(22)	(32)
Prior service cost	0	0
Benefits paid	(18)	(22)
Expenses paid	0	0
Curtailments	0	(1)
Foreign exchange	0	0
Benefit obligation at end of fiscal year	233	265
Change in plan assets
Plan assets at beginning of fiscal year	212	216
Actual return on plan assets	14	22
Employer contributions	(1)	(4)
Benefits paid	(18)	(22)
Expenses paid	0	0
Foreign exchange	0	0
Plan assets at end of fiscal year	207	212
Funded status at end of fiscal year	$ (26)	$ (53)